Cover	Oct. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2024
Current Fiscal Year End Date	--09-30
Entity File Number	000-56679
Entity Registrant Name	TREASURE HOLDCO, INC.
Entity Central Index Key	0002021031
Entity Tax Identification Number	99-0807091
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 Oakley Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47710
City Area Code	812
Local Phone Number	424-2904
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false